Furniture and Equipment	12 Months Ended
Dec. 31, 2012
Furniture and Equipment [Abstract]
FURNITURE AND EQUIPMENT
NOTE 5 – FURNITURE AND EQUIPMENT

Furniture and Equipment consisted of the following:

	December 31,
	2012	2011

Furniture and Equipment	$32,479	$17,960
Accumulated Depreciation	(12,241)	(5,967)

Furniture and Equipment, net	$20,238	$11,993